Schedule of Components of Lease Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 163,226	$ 248,791	$ 222,169
Short-term lease cost		31,351	56,758
Total lease cost	$ 163,226	$ 280,142	$ 278,927